Guarantee deposits (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Current assets:
Credit letters deposits		$ 829,918
Aircraft maintenance deposits paid to lessors		279,390	$ 576,505
Deposits for rental of flight equipment		23,584
Other guarantee deposits		9,064	23,822
Total	$ 57,245	1,141,956	600,327
Non-current assets:
Aircraft maintenance deposits paid to lessors		7,641,544	7,047,360
Deposits for rental of flight equipment		741,871	557,530
Other guarantee deposits		41,323	39,531
Total	$ 422,320	8,424,738	7,644,421
Total guarantee deposits		$ 9,566,694	$ 8,244,748